Investments (Details) ¥ in Millions									10 Months Ended	12 Months Ended
	Nov. 05, 2024 USD ($)	Nov. 05, 2024 CNY (¥)	Feb. 26, 2024 USD ($)	Feb. 26, 2024 CNY (¥)	Jan. 05, 2023 USD ($)	Jan. 05, 2023 CNY (¥)	Dec. 01, 2022 CNY (¥)	Mar. 03, 2011 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)	Nov. 05, 2024 CNY (¥)
Investment [Line Items]
Exchange consideration			$ 637,940	¥ 4.4
Equity method goodwill	$ 57,600,000
Amortization period of investments										27 years	27 years
Goodwill									$ 7,900,000	$ 7,900,000				¥ 57.6
Deferred tax liabilities									70,000.00	70,000.00				¥ 0.5
Zhongxiangxin [Member]
Investment [Line Items]
Investment amount | ¥							¥ 40.0
Investment gain										6,578		$ 4,832	$ 290
Jiangsu Huadong Medical Device Industrial Co. Ltd. [Member]
Investment [Line Items]
Equity interest							25.00%
Huadong [Member]
Investment [Line Items]
Equity interest			45.00%	45.00%
Yangzhou Juyuan Guarantee Co., Ltd. [Member]
Investment [Line Items]
Investment amount | ¥								¥ 6.0
Equity interest			10.00%	10.00%	5.00%	5.00%		12.00%
Consideration cash					$ (353,062)	¥ 2.5
Carrying value investment amount										479,498
Hainan Guoxie [Member]
Investment [Line Items]
Investment gain									$ 83,856
Jiangsu Guomai [Member]
Investment [Line Items]
Investment amount	$ 13,700,000	¥ 100.0
Equity interest	40.00%														40.00%
Investment gain										3,749
Equity method goodwill | ¥															¥ 7.9
Allocated to amortizable land use right										$ 300,000	¥ 2.0